License And Collaboration Agreements (Commercial Products) (Narrative 1) (Details)	12 Months Ended						1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			0 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended			3 Months Ended	1 Months Ended		3 Months Ended		12 Months Ended					1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2012 Novartis Consumer Health Inc Voltaren Gel Agreement Extending Through June 2012 USD ($)	Jun. 30, 2014 Novartis Consumer Health Inc Voltaren Gel Agreement Extending Through June 2014 USD ($)	Dec. 31, 2014 Novartis Consumer Health Inc Voltaren Gel Agreement Extending Through June 2015 USD ($)	Oct. 31, 1997 Population Council	Dec. 31, 2014 Voltaren Gel USD ($)	Dec. 31, 2013 Voltaren Gel USD ($)	Dec. 31, 2012 Voltaren Gel Voltaren Gel Agreement Extending Through June 2013 USD ($)	Dec. 31, 2014 Vantas Population Council USD ($)	Dec. 31, 2014 Vantas Population Council Minimum	Dec. 31, 2014 Vantas Population Council Maximum	Mar. 04, 2008 Voltaren Gel Agreement USD ($)	Mar. 31, 2012 Voltaren Gel Agreement USD ($)	Dec. 31, 2014 Voltaren Gel Agreement USD ($)	Dec. 31, 2013 Voltaren Gel Agreement USD ($)	Dec. 31, 2012 Voltaren Gel Agreement USD ($)	Jun. 30, 2013 Voltaren Gel Agreement Voltaren Gel Agreement Extending Through June 2013	Dec. 31, 2012 Voltaren Gel Agreement Voltaren Gel Agreement Extending Through June 2013 Term	Dec. 31, 2014 Voltaren Gel Agreement Voltaren Gel Agreement Extending Through June 2014	Dec. 31, 2013 Voltaren Gel Agreement Voltaren Gel Agreement Extending Through June 2014	Mar. 04, 2008 Voltaren Gel Agreement Voltaren Gel USD ($)	Jul. 31, 2004 Vernalis License Agreement USD ($) payment	Dec. 31, 2006 Vernalis License Agreement USD ($)	Dec. 31, 2005 Vernalis License Agreement USD ($)	Jul. 31, 2004 Vernalis License Agreement Minimum USD ($)	Jul. 31, 2004 Vernalis License Agreement Maximum USD ($)	Dec. 31, 2014 Vernalis License Agreement Maximum USD ($)	Dec. 31, 2014 Vernalis License Agreement Frova USD ($)	Feb. 28, 2008 Vernalis License Agreement Frova Minimum USD ($)	Dec. 31, 2010 Pro Strakan Agreement USD ($)	Aug. 31, 2009 Pro Strakan Agreement USD ($)	Jun. 30, 2011 Pro Strakan Agreement USD ($)	Dec. 31, 2010 Pro Strakan Agreement, Commercial And Regulatory Milestone Fortesta USD ($)	Aug. 31, 2012 Grunenthal Agreement USD ($)	Dec. 31, 2013 Grunenthal Agreement USD ($)	Dec. 31, 2011 Grunenthal Agreement USD ($)	Dec. 31, 2014 Grunenthal Agreement USD ($)	Dec. 31, 2014 Grunenthal Agreement EUR (€)	Dec. 31, 2013 Grunenthal Agreement USD ($)	Dec. 31, 2012 Grunenthal Agreement USD ($)	Dec. 31, 2010 Grunenthal Agreement, Completion Of Clinical Milestone USD ($)	Jul. 31, 2005 Bayerschering Agreement USD ($)	Mar. 06, 2014 Bayerschering Agreement Aveed USD ($)	Jul. 31, 2005 Bayerschering Agreement Aveed	Dec. 31, 2014 Bayerschering Agreement Aveed USD ($)
License And Collaboration Agreements [Line Items]
License Agreement Term														5 years
Upfront cash payment														$ 85,000,000												$ 30,000,000							$ 10,000,000											$ 30,000,000
Guaranteed minimum annual royalty payments in the fourth year														30,000,000.0
Conditional milestone payment																							25,000,000				10,000,000	75,000,000	255,000,000									4,900,000									17,500,000
Net Sales Threshold																							300,000,000				200,000,000	1,200,000,000			85,000,000
Finite-lived Intangible Assets, Fair Value Disclosure																							129,000,000
Finite-Lived Intangible Asset, Useful Life														5 years
Guaranteed Minimum Royalty Payment															7,500,000
Payments for royalties																30,000,000	30,000,000	21,600,000												0
Long Term Purchase Commitment Percentage				13.00%
Long-term Purchase Commitment, Amount				16,000,000	5,900,000	8,400,000
Marketing and Advertising Expense	5,500,000	8,100,000	9,400,000
Agreement expiration date																			June 30, 2013
Number Of Successive Terms																				2
License Agreement Term Extension, Duration																				1 year	1 year	1 year
Increase (Decrease) in Royalty Liability								37,500,000	21,500,000	21,300,000
Renewal Term Cancellation Period Number Of Months																	6 months
Termination Of Agreement Notice Period																90 days																	6 months
Annual Payment under the Agreement																									15,000,000
Upfront Cash Payment Capitalized																								30,000,000
Number of Anniversary Payments																								2
Annual Payment Capitalized																								15,000,000
Maximum Number Of Years For Royalty Payments																								20 years
Expiration of agreement							25 years
Payment Required For Termination Of Agreement											40,000,000
Payments made under product utilization agreement to date											14,800,000
Rate Of Net Sales Of Specified Products Required To Be Paid											3.00%
Royalty rate on net sales												0.50%	4.00%																																	25.00%
Rate Of Profits And Payments Received From Licensing Of Specified Products Required To Be Paid											30.00%
Rate Of Specified Products Required To Be Paid											5.00%
Conditional Milestone Payment Capitalized																																12,500,000
Additional milestone payment recognized																																		7,500,000					32,900,000		35,300,000	35,700,000
Additional milestone payment																																			160,000,000	4,900,000			65,100,000	53,900,000			4,900,000		5,000,000
Commercial Milestone Charge																																					$ 10,400,000